Note 8 - Fixed assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets, Gross	$ 8,077	$ 5,466
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 4,409	$ 2,948